Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2012
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
NOTE 19:-      RELATED PARTY BALANCES AND TRANSACTIONS

Most of the related party balances and transactions are with related companies and principal shareholders. Yehuda Zisapel is a principal shareholder of the Company. Zohar Zisapel is the Chairman of the Board of Directors and a principal shareholder of the Company. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems, marketing, and administrative services, the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $ 1,333, $ 1,476 and $ 1,476 in 2010, 2011 and 2012, respectively.

The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. In 2011, the Company extended its facility lease agreement until December 2012. As of December 31, 2012 the company is in a negotiation process on its offices leases. Additionally, the Company leases the U.S. subsidiary's office space from a real estate holding company controlled by Yehuda and Zohar Zisapel. The lease for this facility is valid until July 2013. The aggregate amount of rent and maintenance expenses related to these properties was approximately $ 1,757 in 2010, $ 2,059 in 2011 and $ 2,121 in 2012.

The Company has an OEM arrangement with RADWIN, a member of RAD-BYNET group, according to which the Company purchases RADWIN products which are then resold to our customers. In addition, the Company purchases certain inventory components from other members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $ 6,380, $ 1,305 and $ 4,310 for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company purchases certain property and equipment from members of the RAD-BYNET group, the aggregate purchase price of these assets was approximately $ 206, $ 275 and $ 1,130 for the years ended December 31, 2010, 2011 and 2012, respectively.

Transactions with related parties:

	Year ended December 31,
	2010	2011	2012

Cost of revenues	$6,853	$1,819	$4,974

Research and development expenses	$951	$1,010	$1,032

Selling and marketing expenses	$1,152	$1,308	$1,233

General and administrative expenses	$514	$704	$684

Purchase of property and equipment	$206	$275	$1,130

Balances with related parties:

	December 31,
	2011	2012

Trade payables, other accounts payable and accrued expenses	$1,432	$3,024